Financial debt - Changes in the recoverables cash advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of recoverable cash advances [Line items]
Advances received			€ 1,196
Fair value
Disclosure of recoverable cash advances [Line items]
As at January 1	€ 7,910	€ 7,148
Advances received		190
Advances reimbursed (excluding interests)	(280)	(55)
Initial measurement and re-measurement	(385)	(145)
Discounting impact	882	772
As at December 31	€ 8,127	€ 7,910	€ 7,148